Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 28, 2012	Oct. 30, 2011	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Net sales	$ 2,146	$ 1,893	$ 6,041	$ 5,376	$ 7,028	$ 6,449	$ 6,313
Cost of sales	1,530	1,358	4,308	3,848	5,014	4,608	4,545
Gross Profit	616	535	1,733	1,528	2,014	1,841	1,768
Operating expenses:
Selling, general and administrative	418	389	1,223	1,144	1,532	1,455	1,453
Depreciation and amortization	84	81	250	245	327	341	359
Restructuring						8	21
Goodwill impairment							219
Total operating expenses	502	470	1,473	1,389	1,859	1,804	2,052
Operating Income (Loss)	114	65	260	139	155	37	(284)
Interest expense	165	160	489	477	639	623	602
Loss on extinguishment of debt			220			2	(200)
Other (income) expense, net				(1)		(1)	(208)
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(51)	(95)	(449)	(337)	(484)	(585)	(678)
Provision (benefit) for income taxes	2	24	36	59	79	28	(198)
Income (Loss) from Continuing Operations	(53)	(119)	(485)	(396)	(563)	(613)	(480)
Income (Loss) from discontinued operations, net of tax	3	14	19	26	20	(6)	(34)
Net Income (Loss)	(50)	(105)	(466)	(370)	(543)	(619)	(514)
Other comprehensive income (loss) - foreign currency translation adjustment		(6)		1	(1)	9	19
Total Comprehensive Income (Loss)	$ (50)	$ (111)	$ (466)	$ (369)	$ (544)	$ (609)	$ (493)